Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,698,131	$ 2,614,216
Impairment	(89,344)	(188,624)	$ 0
Ending balance	2,532,402	2,698,131	2,614,216
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,078,199	3,803,861	3,498,059
Transfer of pre-delivery payments	0	0	0
Additions	189,491	468,424	362,466
Disposals	(185,831)	(27,514)	(55,107)
Assets held for sale	(413,677)	(164,201)
Reclassifications	0	(2,371)	(1,557)
Ending balance	3,668,182	4,078,199	3,803,861
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,380,068)	(1,189,645)	(1,083,086)
Depreciation for the year	(160,819)	(159,307)	(158,696)
Disposals	178,788	23,769	52,137
Assets held for sale	226,319	75,556
Reclassifications		268	0
Impairment		(130,709)
Ending balance	(1,135,780)	(1,380,068)	(1,189,645)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301
Ending balance	6,301	6,301	6,301
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301	6,301
Transfer of pre-delivery payments	0	0	0
Additions	0	0	0
Disposals	0	0	0
Assets held for sale	0	0
Reclassifications	0	0	0
Ending balance	6,301	6,301	6,301
Land [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Assets held for sale	0	0
Reclassifications		0	0
Impairment		0
Ending balance	0	0	0
Flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,165,787	2,154,478
Ending balance	2,010,509	2,165,787	2,154,478
Flight equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,449,527	3,252,229	3,115,242
Transfer of pre-delivery payments	78,143	156,305	28,674
Additions	109,286	228,302	158,557
Disposals	(184,685)	(20,737)	(54,114)
Assets held for sale	(413,677)	(164,201)
Reclassifications	0	(2,371)	3,870
Ending balance	3,038,594	3,449,527	3,252,229
Flight equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,283,740)	(1,097,751)	(999,461)
Depreciation for the year	(148,832)	(147,980)	(148,188)
Disposals	178,168	16,876	51,233
Assets held for sale	226,319	75,556
Reclassifications		268	(1,335)
Impairment		(130,709)
Ending balance	(1,028,085)	(1,283,740)	(1,097,751)
Purchase deposits for flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	474,060	413,633
Ending balance	463,274	474,060	413,633
Purchase deposits for flight equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	474,060	413,633	250,165
Transfer of pre-delivery payments	(78,143)	(156,305)	(28,674)
Additions	67,357	216,732	192,196
Disposals	0	0	(54)
Assets held for sale	0	0
Reclassifications	0	0	0
Ending balance	463,274	474,060	413,633
Purchase deposits for flight equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Assets held for sale	0	0
Reclassifications		0	0
Impairment		0
Ending balance	0	0	0
Ramp and miscellaneous [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,055	11,337
Ending balance	12,466	13,055	11,337
Ramp and miscellaneous [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53,736	48,353	45,170
Transfer of pre-delivery payments	0	0	0
Additions	2,693	5,434	1,461
Disposals	(102)	(128)	(228)
Assets held for sale	0	0
Reclassifications	10	77	1,950
Ending balance	56,337	53,736	48,353
Ramp and miscellaneous [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(40,681)	(37,016)	(31,865)
Depreciation for the year	(3,292)	(3,783)	(3,811)
Disposals	102	118	200
Assets held for sale	0	0
Reclassifications		0	(1,540)
Impairment		0
Ending balance	(43,871)	(40,681)	(37,016)
Furniture, fixture, equipment a and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,832	4,565
Ending balance	5,292	5,832	4,565
Furniture, fixture, equipment a and other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,918	27,524	29,607
Transfer of pre-delivery payments	0	0	0
Additions	2,450	3,773	3,392
Disposals	(570)	(393)	(711)
Assets held for sale	0	0
Reclassifications	0	14	(4,764)
Ending balance	32,798	30,918	27,524
Furniture, fixture, equipment a and other [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25,086)	(22,959)	(25,581)
Depreciation for the year	(2,938)	(2,506)	(2,192)
Disposals	518	379	704
Assets held for sale	0	0
Reclassifications		0	4,110
Impairment		0
Ending balance	(27,506)	(25,086)	(22,959)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,843	18,124
Ending balance	28,973	18,843	18,124
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49,404	50,043	44,981
Transfer of pre-delivery payments	0	0	0
Additions	3,269	3,388	1,614
Disposals	(134)	(6,246)	0
Assets held for sale	0	0
Reclassifications	12,752	2,219	3,448
Ending balance	65,291	49,404	50,043
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(30,561)	(31,919)	(26,179)
Depreciation for the year	(5,757)	(5,038)	(4,505)
Disposals	0	6,396	0
Assets held for sale	0	0
Reclassifications		0	(1,235)
Impairment		0
Ending balance	(36,318)	(30,561)	(31,919)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,253	5,778
Ending balance	5,587	14,253	5,778
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,253	5,778	6,593
Transfer of pre-delivery payments	0	0	0
Additions	4,436	10,795	5,246
Disposals	(340)	(10)	0
Assets held for sale	0	0
Reclassifications	(12,762)	(2,310)	(6,061)
Ending balance	5,587	14,253	5,778
Construction in progress [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Assets held for sale	0	0
Reclassifications		0	0
Impairment		0
Ending balance	$ 0	$ 0	$ 0